Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared on common stock (in dollars per share)	$ 0.27	$ 0.22
Preferred Stock Series A [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared on convertible preferred stock (in dollars per share)	0.63	0.63
Preferred Stock Series D [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared on convertible preferred stock (in dollars per share)	$ 0.35	$ 0.35